Net Defined Benefit Liabilities - Summary of Amount Recognized in the Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,494,930	₩ 2,556,712
Fair value of plan assets	(2,314,632)	(2,189,375)
Liabilities	197,883	378,087
Assets in the statement of financial position	₩ 17,585	₩ 10,750